Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 118,944	$ 83,848	$ 387,977	$ 564,674	$ 691,286	$ 627,062
Cost of goods sold	75,940	75,137	277,936	453,312	539,555	437,625
Gross profit	43,004	8,711	110,041	111,362	151,731	189,437
Operating expenses
Selling, general and administrative expenses	419,813	89,375	694,930	442,673	559,412	302,920
Research and development expenses						14,183
Total operating expenses					559,412	317,103
Net loss from operations	(376,809)	(80,664)	(584,889)	(331,311)	(407,681)	(127,666)
Acquisition expenses			(275,000)
Interest expense	(114,234)	(1,642)	(184,159)	(5,080)	(8,282)	(5,820)
Derivative gain (loss)	981,195		(863,279)
Net income (loss)	$ 490,152	$ (82,306)	$ (1,907,327)	$ (336,391)	$ (415,963)	$ (133,486)
Net loss per share - Basic	$ 0.02	$ 0.00	$ (0.08)	$ (0.01)
Net loss per share - Diluted	$ (0.01)	$ 0.00	$ (0.08)	$ (0.01)
Net loss per share - Basic and diluted					$ (0.29)	$ (0.09)
Weighted average shares outstanding - Basic	24,397,746	22,764,969	24,069,216	22,764,969
Weighted average shares outstanding - Diluted	26,358,751	22,764,969	24,069,216	22,764,969
Weighted average shares outstanding - Basic and diluted					1,451,741	1,453,605